United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2004
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas February 3, 2005
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1902    23180 SH       SOLE                    23180
Acxiom Corp                    COM              005125109      544    20700 SH       SOLE                    20700
Advanced Environmental Recycl  COM              007947104       20    16100 SH       SOLE                    16100
Alcoa, Inc.                    COM              013817101      203     6458 SH       SOLE                     6458
Alltel Corp                    COM              020039103     2068    35200 SH       SOLE                    35200
Americas Car Mart              COM              03062t105      612    16100 SH       SOLE                    16100
Amgen Inc                      COM              031162100     2437    37982 SH       SOLE                    37982
Anadarko Pete Corp             COM              032511107      350     5400 SH       SOLE                     5400
Anheuser Busch Cos             COM              035229103      449     8850 SH       SOLE                     8850
Arkansas Best Freight          COM              040790107      723    16100 SH       SOLE                    16100
BJ Services                    COM              055482103     2322    49900 SH       SOLE                    49900
BP Amoco PLC ADR               COM              055622104      388     6636 SH       SOLE                     6636
Baldor Elec Co                 COM              057741100      443    16100 SH       SOLE                    16100
Bank of the Ozarks             COM              063904106      548    16100 SH       SOLE                    16100
Beverly Enterprises            COM              087851309      147    16100 SH       SOLE                    16100
Bristol Myers Squibb           COM              110122108      313    12235 SH       SOLE                    12235
Caremark Rx Inc                COM              141705103     2830    71763 SH       SOLE                    71763
Citigroup Inc.                 COM              172967101     2639    54769 SH       SOLE                    54769
Citizens Holding Co            COM              174715102      950    46327 SH       SOLE                    46327
Coca Cola Co                   COM              191216100      508    12200 SH       SOLE                    12200
Danaher Corp                   COM              235851102      332     5775 SH       SOLE                     5775
Dell Inc.                      COM              247025109      200     4750 SH       SOLE                     4750
Deltic Timber                  COM              247850100      683    16100 SH       SOLE                    16100
Diebold Inc.                   COM              253651103     2204    39550 SH       SOLE                    39550
Dillard Dept Str A             COM              254063100      433    16100 SH       SOLE                    16100
EMC Corp.                      COM              268648102     2325   156377 SH       SOLE                   156377
Electronic Arts                COM              285512109     2436    39500 SH       SOLE                    39500
Emerson Elec Co                COM              291011104      403     5750 SH       SOLE                     5750
Entergy Corp New               COM              29364G103      389     5750 SH       SOLE                     5750
Exxon Mobil Corp               COM              302290101     1223    23857 SH       SOLE                    23857
Federal National Mtg Assoc.    COM              313586109      485     6808 SH       SOLE                     6808
Fedex Corp                     COM              31428x106      711     7217 SH       SOLE                     7217
First Data Corp.               COM              319963104     2546    59847 SH       SOLE                    59847
Fiserv Inc                     COM              337738108     1464    36425 SH       SOLE                    36425
Flextronics Int'l              COM              y2573f102     1555   112500 SH       SOLE                   112500
General Electric Co.           COM              369604103     3903   106930 SH       SOLE                   106930
Georgia Pacific Timber         COM              373298108      216     5750 SH       SOLE                     5750
Hunt J B Trans Svcs            COM              445658107      722    16100 SH       SOLE                    16100
ITT Industries Inc.            COM              450911102      215     2545 SH       SOLE                     2545
Intel Corp.                    COM              458140100     1605    68620 SH       SOLE                    68620
International Business Machine COM              459200101     3206    32525 SH       SOLE                    32525
International Paper Co         COM              460146103      368     8750 SH       SOLE                     8750
Kohls Corp                     COM              500255104      985    20025 SH       SOLE                    20025
L3 Communications              COM              502424104     3516    48000 SH       SOLE                    48000
Lowes Cos Inc                  COM              548661107     3208    55700 SH       SOLE                    55700
Medtronic Inc                  COM              585055106     1439    28975 SH       SOLE                    28975
Microsoft Corp                 COM              594918104     1570    58760 SH       SOLE                    58760
Morgan St Dean Witter          COM              617446448     2110    38012 SH       SOLE                    38012
Murphy Oil Corp.               COM              626717102     1380    17150 SH       SOLE                    17150
Oracle Corp                    COM              68389X105     2008   146342 SH       SOLE                   146342
Pam Transportation             COM              693149106      300    16100 SH       SOLE                    16100
Penney J C Inc                 COM              708160106      238     5750 SH       SOLE                     5750
Pepsico Inc                    COM              713448108     1589    30450 SH       SOLE                    30450
Pfizer Inc                     COM              717081103     2716   101020 SH       SOLE                   101020
Pitney Bowes Inc               COM              724479100      852    18400 SH       SOLE                    18400
Procter & Gamble Co            COM              742718109      264     4800 SH       SOLE                     4800
Pure Gold Minerals             COM              745911107        1    10000 SH       SOLE                    10000
Quest Diagnostics Inc.         COM              74834L100     2481    25970 SH       SOLE                    25970
Regions Finl Corp              COM              758940100      329     9235 SH       SOLE                     9235
Schlumberger Ltd               COM              806857108     2370    35400 SH       SOLE                    35400
Scotts Companies               COM              810186106     2274    30925 SH       SOLE                    30925
Simmons First National         COM              828730200      554    19122 SH       SOLE                    19122
Southwestern Energy            COM              845467109      352     6950 SH       SOLE                     6950
Tellabs Inc                    COM              879664100      213    24850 SH       SOLE                    24850
Texas Instrs Inc               COM              882508104     1699    69018 SH       SOLE                    69018
Time Warner Inc                COM              887317105      511    26285 SH       SOLE                    26285
Triad Hospitals Inc            COM              89579k109      214     5750 SH       SOLE                     5750
Tyco Intl LTD New              COM              902124106     2766    77387 SH       SOLE                    77387
Tyson Foods Inc Cl A           COM              902494103      376    20423 SH       SOLE                    20423
USA Truck                      COM              902925106      274    16100 SH       SOLE                    16100
Union Pac Corp                 COM              907818108      407     6050 SH       SOLE                     6050
United Parcel Service          COM              911312106     2834    33160 SH       SOLE                    33160
United Technologies            COM              913017109     2501    24196 SH       SOLE                    24196
Wal Mart Stores Inc            COM              931142103     7099   134394 SH       SOLE                   134394
Whirlpool Corp                 COM              963320106      398     5750 SH       SOLE                     5750
Wyeth                          COM              983024100     1773    41625 SH       SOLE                    41625
iShares Russell 2000 Growth In IDX              464287648      840 12480.000SH       SOLE                12480.000
iShares Russell 2000 Index Fun IDX              464287655     1641 12675.000SH       SOLE                12675.000
ishares EAFE Index             IDX              464287465     1555 9705.000 SH       SOLE                 9705.000
ishares Russell 1000 Growth In IDX              464287614      260 5300.000 SH       SOLE                 5300.000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 80

Form 13F Information Tablle Value Total: $103,915
List of Other Included Managers:
No.		13F File Number		Name

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